Net Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2023
Net Loss Per Share [Abstract]
Schedule of Potential Dilutive Securities are Anti-Dilutive	As the Company reported a net loss for the years ended December 31, 2023 and 2022, it was required by ASC 260 to use basic weighted-average shares outstanding when calculating diluted net loss per share for the years ended December 31, 2023 and 2022, as the potential dilutive securities are anti-dilutive.
	For the years ended December 31,
	2023	2022
Numerator:
Net loss attributable to the Company’s shareholders	$(49,206,019)	$(44,520,635)

Denominator:
Weighted average shares outstanding
- Basic and diluted	65,265,397	56,084,858

Net loss per share
- Basic and diluted	$(0.75)	$(0.79)

Schedule of Potentially Dilutive Securities Outstanding	The following potentially dilutive securities outstanding have been excluded from the computation of diluted weighted average shares outstanding, because such securities had an antidilutive impact:
	As of December 31,
	2023	2022
Shares to be issued (Note 17):
- 3% Holdback shares	—	1,665,000
- Private placement	2,643,300	—
- Settlement of accrued salary	2,210,984	—
Public and private warrants (Note 17)	4,825,000	4,825,000
Warrant – Class A (Note 17)	528,660	—
Shares award outstanding (Note 17)	1,309,728	5,946,100
Total	11,517,672	12,436,100